UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey          November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $1,662,065
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-10536 Pennant Offshore Partners, Ltd.

2. 028-10768 Pennant Onshore Qualified, LP

3. 028-10746 Pennant General Partner, LLC

4. 028-11666 Pennant Windward Fund, L.P.

5. 028-11665 Pennant Windward Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN  2   COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                                   TITLE OF                VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      CLASS      CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                      -----      -----      -------- -------   --- ----  ----------  --------  ----     ------  ----
ALLEGHANY CORP DEL                   COM       017175100    5,646     13,907 SH        DEFINED    1,2,3,4,5     13,907
AMERICAN EAGLE OUTFITTERS NE         COM       02553E106   28,241  1,073,400 SH        DEFINED    1,2,3,4,5  1,073,400
AMERICAN EXPRESS CO                  COM       025816109   53,973    909,090 SH        DEFINED    1,2,3,4,5    909,090
AMGEN INC                            COM       031162100    2,263     40,000 SH        DEFINED    1,2,3,4,5     40,000
APPLIED MATLS INC                    COM       038222105   28,943  1,398,200 SH        DEFINED    1,2,3,4,5  1,398,200
AXCAN PHARMA INC                     COM       054923107   50,804  2,446,045 SH        DEFINED    1,2,3,4,5  2,446,045
CF INDS HLDGS INC                    COM       125269100   55,842    735,630 SH        DEFINED    1,2,3,4,5    735,630
CHIPMOS TECH BERMUDA LTD             SHS       G2110R106   15,673  2,616,546 SH        DEFINED      1,2,3    2,616,546
CISCO SYS INC                        COM       17275R102   37,192  1,122,600 SH        DEFINED    1,2,3,4,5  1,122,600
COMCAST CORP NEW                     CL A      20030N101   44,987  1,860,505 SH        DEFINED    1,2,3,4,5  1,860,505
DJO INCORPORATED                     COM       23325G104   50,288  1,024,200 SH        DEFINED    1,2,3,4,5  1,024,200
DAVITA INC                           COM       23918K108   51,641    817,371 SH        DEFINED    1,2,3,4,5    817,371
DYAX CORP                            COM       26746E103   13,496  3,748,800 SH        DEFINED      1,2,3    3,748,800
FEDERAL HOME LN MTG CORP             COM       313400301   30,282    513,160 SH        DEFINED    1,2,3,4,5    513,160
FIDELITY NATIONAL FINANCIAL          CL A      31620R105   69,131  3,954,888 SH        DEFINED    1,2,3,4,5  3,954,888
FIDELITY NATL INFORMATION SV         COM       31620M106   34,086    768,229 SH        DEFINED    1,2,3,4,5    768,229
FOREST LABS INC                      COM       345838106   34,307    920,000 SH        DEFINED    1,2,3,4,5    920,000
GENENTECH INC                      COM NEW     368710406    5,852     75,000 SH        DEFINED    1,2,3,4,5     75,000
GREENFIELD ONLINE INC                COM       395150105    6,205    406,900 SH        DEFINED        3        406,900
GREENLIGHT CAPITAL RE LTD          CLASS A     G4095J109    1,014     50,000 SH        DEFINED        3         50,000
GRIFFON CORP                         COM       398433102    6,283    416,080 SH        DEFINED      1,2,3      416,080
GRUBB & ELLIS CO                COM PAR $0.01  400095204    1,256    135,000 SH        DEFINED        3        135,000
INPHONIC INC                         COM       45772G105      554    200,000 SH        DEFINED      1,2,3      200,000
IRON MTN INC                         COM       462846106   50,670  1,662,400 SH        DEFINED    1,2,3,4,5  1,662,400
LAM RESEARCH CORP                    COM       512807108   21,861    410,460 SH        DEFINED    1,2,3,4,5    410,460
LEVITT CORP                          CL A      52742P108    3,143  1,563,839 SH        DEFINED      1,2,3    1,563,839
LIGAND PHARMACEUTICALS INC           CL B      53220K207    5,983  1,120,350 SH        DEFINED      2,3,4    1,120,350
LIMITED BRANDS INC                   COM       532716107   50,589  2,210,100 SH        DEFINED    1,2,3,4,5  2,210,100
MCKESSON CORP                        COM       58155Q103    2,940     50,000 SH        DEFINED    1,2,3,4,5     50,000
MONEYGRAM INTL INC                   COM       60935Y109   43,246  1,914,380 SH        DEFINED    1,2,3,4,5  1,914,380
MOODYS CORP                          COM       615369105   31,586    626,700 SH        DEFINED    1,2,3,4,5    626,700
MUELLER WTR PRODS INC             COM SER B    624758207    8,269    751,692 SH        DEFINED    1,2,3,4,5    751,692
NRG ENERGY INC                     COM NEW     629377508   46,917  1,109,400 SH        DEFINED    1,2,3,4,5  1,109,400
ORACLE CORP                          COM       68389X105   54,419  2,513,590 SH        DEFINED    1,2,3,4,5  2,513,590
PHH CORP                           COM NEW     693320202  123,190  4,687,607 SH        DEFINED    1,2,3,4,5  4,687,607
PEOPLES UNITED FINANCIAL INC         COM       712704105    3,110    180,000 SH        DEFINED    1,2,3,4,5    180,000
RADVISION LTD                        ORD       M81869105    5,423    308,800 SH        DEFINED      1,2,3      308,800
RUDOLPH TECHNOLOGIES INC             COM       781270103    4,779    345,550 SH        DEFINED      1,2,3      345,550
SAIC INC                             COM       78390X101   53,719  2,799,300 SH        DEFINED    1,2,3,4,5  2,799,300
SANFILIPPO JOHN B & SON INC          COM       800422107    3,058    374,300 SH        DEFINED      1,2,3      374,300
SEPRACOR INC                         COM       817315104    1,925     70,000 SH        DEFINED    1,2,3,4,5     70,000
TAKE-TWO INTERACTIVE SOFTWAR         COM       874054109   12,615    738,600 SH        DEFINED    1,2,3,4,5    738,600
TRANSDIGM GROUP INC                  COM       893641100   65,525  1,433,500 SH        DEFINED    1,2,3,4,5  1,433,500
UAL CORP                           COM NEW     902549807    2,792     60,000 SH        DEFINED    1,2,3,4,5     60,000
UNION PAC CORP                       COM       907818108   41,470    366,800 SH        DEFINED    1,2,3,4,5    366,800
UNIVERSAL STAINLESS & ALLOY          COM       913837100    1,580     39,700 SH        DEFINED      1,2,3       39,700
WALTER INDS INC                      COM       93317Q105   75,140  2,793,300 SH        DEFINED    1,2,3,4,5  2,793,300
ISHARES TR                       RUSSELL 2000  464287655  320,160  4,000,000     PUT   DEFINED    1,2,3,4,5  4,000,000
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SK 03461 0001 821949